Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 18.5%
	BANKING — 2.1%
14,067	Canadian Western Bank	$560,202
19,919	CrossFirst Bankshares, Inc.*	323,485
10,791	First Bancshares, Inc.	413,835
24,326	Heartland Financial USA, Inc.	1,573,162
13,513	Premier Financial Corp.	376,067
12,726	South State Corp.	1,343,738
		4,590,489
	E-COMMERCE DISCRETIONARY — 1.7%
7,570	Amazon.com, Inc.*	1,799,238
27,186	eBay, Inc.	1,834,511
		3,633,749
	ELECTRIC UTILITIES — 0.8%
40,592	Neoen S.A.	1,675,052
	ELECTRICAL EQUIPMENT — 0.8%
14,602	Vertiv Holdings Co.	1,708,726
	ENTERTAINMENT CONTENT — 1.7%
5,072	Applovin Corp. - Class A*	1,874,560
1,860	Netflix, Inc.*	1,816,774
		3,691,334
	INSTITUTIONAL FINANCIAL SVCS — 0.8%
6,201	Coinbase Global, Inc. - Class A*	1,806,537
	INTERNET MEDIA & SERVICES — 1.8%
10,092	DoorDash, Inc. - Class A*	1,905,672
2,853	Meta Platforms, Inc. - Class A	1,966,231
		3,871,903
	METALS & MINING — 0.5%
107,930	SilverCrest Metals, Inc.*	1,133,265
	OIL & GAS PRODUCERS — 0.7%
14,713	ConocoPhillips	1,454,086
	OIL & GAS SERVICES & EQUIP — 0.6%
43,859	ChampionX Corp.	1,256,122
	SEMICONDUCTORS — 1.4%
7,234	Broadcom Ltd.	1,600,667
12,366	NVIDIA Corp.	1,484,786
		3,085,453
	SOFTWARE — 3.8%
2,721	ANSYS, Inc.*	953,710
4,740	Crowdstrike Holdings, Inc. - Class A*	1,886,852
18,280	DocuSign, Inc.*	1,768,224
17,727	Fortinet, Inc.*	1,788,300

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
21,048	Palantir Technologies, Inc. - Class A*	$1,736,250
		8,133,336
	SPECIALTY FINANCE — 0.7%
7,724	Discover Financial Services	1,553,219
	STEEL — 0.2%
12,490	United States Steel Corp.	460,256
	TECHNOLOGY SERVICES — 0.9%
7,726	International Business Machines Corp.	1,975,538
	TOTAL COMMON STOCKS
	(Cost $37,238,733)	40,029,065

Principal Amount
	SHORT-TERM INVESTMENTS — 39.7%
	TREASURY BILLS — 39.7%
	United States Treasury Bill
$15,000,000	9.80%, 2/20/2025(a),(b)	14,969,910
7,000,000	10.02%, 3/20/2025(a),(b)	6,963,033
7,000,000	10.00%, 4/17/2025(a),(b)	6,940,598
15,000,000	9.92%, 5/15/2025(a),(b)	14,823,885
7,000,000	9.88%, 6/12/2025(a),(b)	6,895,154
7,000,000	8.88%, 7/10/2025(a),(b)	6,873,307
15,000,000	8.48%, 8/7/2025(a),(b)	14,680,875
7,000,000	7.92%, 9/4/2025(a),(b)	6,830,670
7,000,000	8.52%, 10/2/2025(a),(b)	6,809,992
		85,787,424
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $85,711,488)	85,787,424

	TOTAL INVESTMENTS — 58.2%
	(Cost $122,950,221)	125,816,489
	Other Assets in Excess of Liabilities — 41.8%	90,410,233
	TOTAL NET ASSETS — 100.0%	$216,226,722

*	Non-income producing security.
(a)	All or a portion of this investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
(b)	Treasury bill discount rate.

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co. LLC	Bloomberg Agriculture Subindex [1]	0.18%	Index Return	At Maturity	3/31/25	$2,758,388	$-	$29,655
Goldman Sachs & Co. LLC	Bloomberg Industrial Metals Subindex [1]	Index Return	0.10%	At Maturity	3/31/25	2,011,590	-	16,937
Goldman Sachs & Co. LLC	Bloomberg Energy Subindex [1]	0.09%	Index Return	At Maturity	3/31/25	951,743	-	(19,552)
Goldman Sachs & Co. LLC	Bloomberg Precious Metals Subindex [1]	0.07%	Index Return	At Maturity	3/31/25	3,020,842	-	96,985
Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion [1]	0.15%	Index Return	At Maturity	3/31/25	21,041,645	-	(432)
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 2.00%	Index Return	At Maturity	4/1/25	10,715,854	-	137,074
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Bottom Excess Return Strategy [2]	0.40%	Basket Return	At Maturity	4/2/25	21,420,028	-	(109,162)
Goldman Sachs & Co. LLC	Goldman Sachs Wol Carry Series 75 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	4/2/25	21,682,719	-	110,954
Goldman Sachs & Co. LLC	Goldman Sachs RP Long Short Series SR 112 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	4/2/25	13,606,952	-	(57,623)
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	4/2/25	35,988,838	-	520,167
Goldman Sachs & Co. LLC	Goldman Sachs Commodity COT Strategy [1,2]	0.00%	Basket Return	At Maturity	4/2/25	28,617,718	-	138,356
Goldman Sachs & Co. LLC	Goldman Sachs Commodity COT Timespread Strategy [1,2]	0.00%	Basket Return	At Maturity	4/2/25	21,487,748	-	22,080
Goldman Sachs & Co. LLC	Goldman Sachs SAGE Commodity Pairs Strategy [1,2]	0.00%	Basket Return	At Maturity	4/2/25	21,127,978	-	120,204
Goldman Sachs & Co. LLC	National Bank of Canada	Equity Return	Daily CORRA - 0.40%	Monthly	11/27/25	820,867	-	14,569
Goldman Sachs & Co. LLC	National Bank of Canada	Equity Return	Daily CORRA - 0.40%	Monthly	11/27/25	30,950	-	549
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	45,577	-	3,090
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	213,178	-	14,454
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	292,720	-	19,848
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	206,548	-	14,005
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	28,635	-	1,942
Goldman Sachs & Co. LLC	Avid Bioservices, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	358,672	-	2,321
Goldman Sachs & Co. LLC	Retail Opportunity Investments Corp.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,773,474	-	(579)
Goldman Sachs & Co. LLC	Allete, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,278,352	-	8,448
Goldman Sachs & Co. LLC	Arcadium Lithium PLC	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	671,517	-	59,054
Goldman Sachs & Co. LLC	Altair Engineering, Inc. - Class A	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,604,880	-	1,293
Goldman Sachs & Co. LLC	Air Transport Services Group	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,051,380	-	7,581
Goldman Sachs & Co. LLC	Bally's Corp.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	359,500	-	4,021
Goldman Sachs & Co. LLC	First Busey Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	296,537	-	(12,728)
Goldman Sachs & Co. LLC	Paramount Global - Class B	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	963,367	-	(7,545)
Goldman Sachs & Co. LLC	Coeur Mining, Inc.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	970,804	-	(81,558)
Goldman Sachs & Co. LLC	Capital One Financial Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	1,289,793	-	(155,060)
Goldman Sachs & Co. LLC	ConocoPhillips	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	1,492,187	-	21,034
Goldman Sachs & Co. LLC	Endeavor Group Holdings, Inc. - Class A	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,921,669	-	(42,214)
Goldman Sachs & Co. LLC	Everi Holdings, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	362,151	-	2,312
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	983,629	-	15,115
Goldman Sachs & Co. LLC	HashiCorp., Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,011,669	-	(5,031)
Goldman Sachs & Co. LLC	Juniper Networks, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	959,862	-	(89,563)
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,466,059	-	4,505
Goldman Sachs & Co. LLC	Renasant Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	366,442	-	(26,027)
Goldman Sachs & Co. LLC	Schlumberger, Ltd.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	1,203,838	-	(45,629)
Goldman Sachs & Co. LLC	Synopsys, Inc.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	448,833	-	(21,662)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	270,253	-	(46,196)
Goldman Sachs & Co. LLC	Southstate Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	1,126,650	-	(106,881)
Goldman Sachs & Co. LLC	UMB Financial Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	1,421,141	-	(76,103)
Goldman Sachs & Co. LLC	Wesbanco, Inc.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	315,073	-	(31,388)
Goldman Sachs & Co. LLC	Zuora, Inc. - Class A	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,059,579	-	1,945
Goldman Sachs & Co. LLC	Allete, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	449,663	-	(194)
TOTAL EQUITY SWAP CONTRACTS						$231,547,492	$-	$453,371

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
[2]	The index constituents are available on the Fund's website.

CORRA – Canadian Overnight Repo Rate Average

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At January 31, 2025	Unrealized Appreciation (Depreciation)
British Pound	Goldman Sachs	GBP per USD	2/20/2025	5,951,631	$7,286,582	$7,379,092	$92,510
Euro	Goldman Sachs	EUR per USD	2/20/2025	5,182,766	5,349,910	5,381,077	31,167
New Zealand Dollar	Goldman Sachs	NZD per USD	2/20/2025	6,850,553	3,852,408	3,865,477	13,069
Norwegian Krone	Goldman Sachs	NOK per USD	2/20/2025	70,556,979	6,220,475	6,233,524	13,049
					22,709,375	22,859,170	149,795

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At January 31, 2025	Unrealized Appreciation (Depreciation)
Canadian Dollar	Goldman Sachs	CAD per USD	2/19/2025	(17,220,737)	(11,972,980)	(11,857,501)	115,479
Australian Dollar	Goldman Sachs	AUD per USD	2/20/2025	(74,869)	(46,408)	(46,549)	(141)
Japanese Yen	Goldman Sachs	JPY per USD	2/20/2025	(516,140,812)	(3,314,331)	(3,335,036)	(20,705)
Swedish Krona	Goldman Sachs	SEK per USD	2/20/2025	(83,015,273)	(7,435,047)	(7,495,488)	(60,441)
Swiss Franc	Goldman Sachs	CHF per USD	2/20/2025	(12,327,235)	(13,540,460)	(13,563,463)	(23,003)
					(36,309,226)	(36,298,037)	11,189
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(13,599,851)	$(13,438,867)	$160,984

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Index Futures
CME E-Mini Russell 2000 Index	March 2025	26	3,283,670	51,125
CME NASDAQ 100 E-Mini	March 2025	4	1,727,140	(255)
E-Mini Consumer Discretionary	March 2025	23	5,425,240	120,071
E-Mini Financial Select Sector	March 2025	21	3,346,402	190,632
E-Mini Industrial Select Sector	March 2025	12	1,682,280	59,611
EURO Stoxx 50 (DIV)	December 2025	1,253	20,997,205	270,084
EURO Stoxx 50 (DIV)	December 2026	118	1,950,404	47,468
Hang Seng Index	February 2025	53	6,912,733	183,154
ICF FTSE 100 Index	March 2025	36	3,874,221	54,123
Nikkei Stock Index	March 2025	5	1,279,625	(3,946)
		1,551	50,478,920	972,067

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Currency Futures
CME Australian Dollar	March 2025	(61)	(3,792,065)	77,283
CME British Pound	March 2025	(62)	(4,804,613)	97,907
CME Canadian Dollar	March 2025	(111)	(7,663,995)	161,330
CME Euro	March 2025	(46)	(5,978,275)	58,117
CME Japanese Yen	March 2025	(30)	(2,429,063)	44,028

Index Futures
CME E-Mini S&P 500	March 2025	(41)	(12,437,863)	(222,457)
EUX Euro STOXX 50	March 2025	(56)	(3,080,145)	(207,460)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	March 2025	(53)	(5,768,719)	(421)
EUX Euro-Bund	March 2025	(49)	(6,750,298)	34,120
ICF Long Gilt	March 2025	(36)	(4,149,769)	49,428
SGX 10-Year Mini JGB	March 2025	(138)	(12,542,533)	137,885
		(683)	(69,397,338)	229,760

TOTAL FUTURES CONTRACTS			$(18,918,418)	$1,201,827